Organization and Proposed Business Operations	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization and Proposed Business Operations

Note 1 — Organization and Proposed Business Operations

American Realty Capital Properties, Inc. (the “Company”), incorporated on December 2, 2010, is a newly formed Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes for the taxable year ending December 31, 2011. On July 7, 2011, the Company commenced its initial public offering (the “IPO”) on a “reasonable best efforts” basis, offering for sale a minimum of 5.4 million and a maximum of 8.8 million shares of its common stock, $0.01 par value per share, at a price of $12.50 per share (the “Shares”) (subject to certain discounts as described in the prospectus forming a part of the registration statement on Form S-11), through its co-dealer managers, Realty Capital Securities, LLC (“RCS”) and Ladenburg Thalmann & Co. Inc. (the “Dealer Managers”), pursuant to a registration statement on Form S-11 (File No. 333-172205) (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended. The IPO will end no later than September 6, 2011, which is 61 days from the effective date of the IPO, irrespective of whether the Company sells the maximum number of the Shares in the IPO. The Company will deposit subscription payments in an escrow account. In order to close, the Company must sell 5.4 million Shares within 61 days following commencement of the IPO and the Company’s common stock must be listed on The NASDAQ Capital Market at such time, or the Company will terminate the IPO and promptly return subscription payments to subscribers for Shares with their pro rata share of the interest earned on these funds. The Company has been approved to have its common stock listed on The NASDAQ Capital Market under the symbol ARCP pending its sale of the minimum number of shares and the escrow break.

The Company was formed to primarily own and acquire single tenant, freestanding commercial real estate that is net leased on a medium-term basis, primarily to investment grade credit rated and other credit worthy tenants. The Company considers properties that are net leased on a “medium-term basis,” to mean properties originally leased long term (ten years or longer) that are currently subject to net leases with remaining lease terms of generally three to eight years, on average.

Substantially all of the Company’s business will be conducted through ARC Properties Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company will be the sole general partner of the OP. After holding units of limited partner interests (“OP Units”) for a period of one year, holders of OP Units have the right to convert OP units for the cash value of a corresponding number of shares of the Company’s common stock or, at the option of the OP, a corresponding number of shares of the Company’s common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.

The Company has retained ARC Properties Advisors, LLC (the “Advisor”) and American Realty Capital II, LLC (the “Sponsor”), to manage its affairs on a day to day basis. These related parties, including the Advisor, the Sponsor and RCS will receive compensation and fees for services related to the IPO and for the investment and management of the Company’s assets. These entities will receive fees during the offering, acquisition, operational and liquidation stages.

At the completion of the IPO, ARC Real Estate Partners, LLC, (“the Contributor”), an affiliate of the Sponsor, will contribute to the OP its indirect ownership interests in ARC Income Properties, LLC and ARC Income Properties III, LLC which include 60 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, a property presently leased to Home Depot U.S.A., Inc., and two vacant properties in exchange for 310,000 OP Units.

Note 1 — Organization and Proposed Business Operations

American Realty Capital Properties, Inc. (the “Company”), incorporated on December 2, 2010, is a newly formed Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes for the taxable year ending December 31, 2011. The Company intends to offer for sale a minimum of 5.4 million and a maximum of 8.8 million shares of common stock, $0.01 par value per share, at a price of $12.50 per share, through its co-dealer managers, Realty Capital Securities, LLC and Ladenburg Thalmann & Co. Inc., pursuant to a registration statement on Form S-11 filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Offering”). The Company has applied to have its common stock listed on The NASDAQ Capital Market under the symbol ARCP.

The Company was formed to primarily own and acquire single tenant, freestanding commercial real estate that is net leased on a medium-term basis, primarily to investment grade credit rated and other credit worthy tenants. The Company considers properties that are net leased on a “medium-term basis,” to mean properties originally leased long term (ten years or longer) that are currently subject to net leases with remaining lease terms of generally three to eight years, on average.

Substantially all of the Company’s business will be conducted through ARC Properties Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company will be the sole general partner of the OP. After holding OP units for a period of a year, limited partner interests have the right to convert OP units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.

The Company is managed by its affiliates, ARC Properties Advisors, LLC (the “Advisor”) and American Realty Capital II, LLC (the “Sponsor”), which provides certain acquisition and debt capital services to the Company. These related parties, including the Advisor, the Sponsor and Realty Capital Securities, LLC, will receive compensation and fees for services related to the Offering and for the investment and management of the Company’s assets. These entities will receive fees during the offering, acquisition, operational and liquidation stages.

At the completion of the Offering, ARC Real Estate Partners, LLC, (“the Contributor”), an affiliate of our Sponsor, will contribute to the OP its indirect ownership interests in 60 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, a property presently leased to Home Depot U.S.A., Inc., and two vacant properties. In exchange, the Contributor will receive 310,000 units in the OP.